Equalize Community Development Fund

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Community Development Loans — 106.36%
504 First Lien Loans(b) — 91.97%
Hospitality Properties — 20.33%
537 Maple Hotel LLC, New Jersey, 10/15/2021	5 Year U.S. Treasury + 4.500% (6.000% Floor)	6.000%		10/1/2031	$2,028,787	$1,951,398	$1,951,378
McDonough Hospitality Plaza, LLC, Georgia, 12/1/2016	6.500% (6.500% Fixed)	5.250	%(c)	12/5/2024	4,500,850	4,500,000	4,503,375
Moses Lake Investors, LLC, Washington, 9/18/2014(d)	Prime + 2.250% (5.500% Floor)	10.750%		10/1/2039	853,246	825,613	817,134
Total Hospitality Properties							7,271,887
Multi-Purpose Properties — 71.64%
5205 Orange LLC, Florida, 6/23/2022	5 Year U.S. Treasury + 4.500% (5.880% Floor)	5.880%		6/1/2031	1,450,859	1,402,638	1,329,111
Acworth Recycling, LLC, Georgia, 1/14/2021	6.750% (6.750% Fixed)	6.750%		12/15/2029	295,004	282,998	273,995
Budva Properties, LLC, Arizona, 8/6/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%		7/1/2046	1,254,922	1,199,324	1,199,336
Ceeport Group LLC, Florida, 6/10/2021	6.500% (6.500% Fixed)	6.500%		3/19/2030	545,938	528,287	474,085
Cookson Holdings LLC, Lloyd's Hardware LLC, Wisconsin, 6/28/2022	5 Year U.S. Treasury + 5.000% (6.500% Floor)	6.560%		4/1/2032	927,645	887,041	907,523
Dorris Fitness, LLC, Georgia, 6/3/2021	6.750% (6.750% Fixed)	6.750%		1/28/2030	526,994	506,738	472,807
Duane Auto Sale LLC, California, 5/14/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%		5/1/2046	686,774	653,257	659,796
EUG Properties LLC, 12/22/2023	Prime + 0.500% (9.000% Floor)	9.000%		10/15/2033	2,093,309	1,994,616	2,099,693
Fred Hairabidian, California, 5/3/2022	5 Year Swap + 4.750% (5.850% Floor)	5.850%		9/1/2046	512,678	485,541	498,797
Grigorian Investments, LLC, California, 9/2/2014	5 Year SOFR+ 4.500% (6.330% Floor)	6.330%		9/15/2039	467,930	455,153	459,085
Jereme Lee James, California, 4/7/2021	5 Year Swap + 5.000% (6.500% Floor)	6.500%		2/1/2046	215,968	203,313	205,828

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
JPEG, Inc., Florida, 12/11/2020	5 Year Prime + 0.500% (6.500% Floor)	6.500%		8/1/2030	$156,232	$148,979	$144,609
KES, Inc., Georgia, 12/9/2020	6.750% (6.750% Fixed)	6.750%		12/2/2029	459,244	443,085	436,939
Kiva Holdings and Kiran Fitness LLC, South Carolina, 6/17/2021	6.750% (6.750% Fixed)	6.750%		2/21/2030	776,031	747,495	724,824
Limitless Sun LLC, California, 3/7/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%		2/1/2047	672,806	637,550	650,365
Nexelm LLC, California, 5/4/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%		1/1/2047	485,869	459,979	468,852
Nicholas Holdings, LLC, Georgia, 11/8/2022	Prime + 0.500% (5.500% Floor)	5.500%		10/22/2031	2,673,883	2,583,412	2,361,393
Nowlin Properties LLC, California, 3/16/2022	5 Year Constant Maturity Treasury + 4.000% (5.780% Floor)	5.780%		3/1/2047	1,139,388	1,092,389	1,103,630
Oaks at Pooler, LLC, Georgia, 6/30/2021	5 Year U.S. Treasury + 5.250% (6.250% Floor)	6.250%		4/1/2031	5,434,037	5,276,692	5,283,604
Pinar Truck Inc., Florida, 8/23/2021	5 Year Prime + 0.500% (5.500% Floor)	6.000%		4/23/2031	653,827	636,885	610,448
Royal Foods Mendota, LLC, California, 5/6/2022	5 Year Constant Maturity Treasury + 4.290% (6.000% Floor)	6.000%		4/1/2047	825,565	783,796	740,852
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	6.500% (6.500% Fixed)	5.250	%(c)	12/15/2024	1,750,122	1,750,000	1,752,100
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year SOFR+ 3.720% (5.370% Floor)	6.699	%(c)	9/15/2044	1,643,731	1,643,680	1,666,560
STMX Partners, LLC, Georgia, 12/16/2020	5 Year Prime + 0.500% (6.000% Floor)	6.000%		10/15/2030	494,304	475,950	456,983

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Uncle Pops LLC, California, 4/23/2021	5 Year Swap + 5.000% (6.180% Floor)	6.180%		3/1/2046	$676,949	$643,946	$650,997
Total Multi-Purpose Properties							25,632,212
Total 504 First Lien Loans (identified cost of $34,202,892)							$32,904,099
USDA Rural Development Loans(b) — 14.39%
USDA Guaranteed — 4.18%
Bonumose, Inc., Virginia, 11/8/2022(d)	8.700% (7.700% Fixed)	7.700	%(c)	11/7/2028	562,997	533,315	551,837
Roebuck Fire District, South Carolina, 2/25/2022(d)	4.410% (4.410% Fixed)	3.410	%(c)	5/6/2041	1,061,279	1,045,889	944,113
Total USDA Guaranteed							1,495,950
USDA Non-Guaranteed — 10.21%
Bonumose, Inc., Virginia, 11/8/2022(d)	8.700% (8.700% Fixed)	8.700%		11/7/2028	346,187	344,570	305,833
Clarke Avenue Realty LLC, Delaware, 4/4/2022(d)(f)	5 Year Constant Maturity Treasury + 3.000% (5.340% Floor)	5.340%		4/1/2048	2,986,806	2,983,008	2,531,709
Progressive Medical Management of Batesville, LLC, Mississippi, 12/15/2022(d)(f)	7.161% (7.161% Fixed)	7.161%		12/15/2036	728,282	723,385	674,824
Roebuck Fire District, South Carolina, 1/26/2022(d)	4.410% (4.410% Fixed)	4.410%		5/6/2041	166,048	163,420	138,422
Total USDA Non-Guaranteed							3,650,788
Total USDA Rural Development Loans (identified cost of $5,851,599)							$5,146,738
Total Community Development Loans (identified cost of $40,054,491)							$38,050,837

	Shares	Fair Value
Short-Term Investments — 1.55%
Morgan Stanley Liquidity Fund - Institutional Class, 4.76%(e)	554,900	$554,900
Total Short-Term Investments (Cost $554,900)		554,900

Total Investments* — 107.91% Cost ($40,609,391)		38,605,737
Liabilities in Excess of Other Assets — (7.91)%		(2,829,266)
TOTAL NET ASSETS — 100.00%		$35,776,471

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2024 (Unaudited)

(a)	The states listed correspond to the location of the underlying collateral of the Community Development Loan, which may differ from the location of the borrower.

(b)	Community Development Loans are restricted as to resale. The cost and fair value as of September 30, 2024 was $40,054,491 and $38,050,837, respectively. Fair value is determined using significant unobservable inputs.

(c)	The effective rate is net of a sub-servicing fee collected on the Community Development Loan by the selling agent. As a result, the effective rate may be less than the Community Development Loan floor rate.

(d)	Represents an investment in the Community Development Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(e)	The rate shown is the annualized 7-day yield as of September 30, 2024.

(f)	In default due to failure to meet minimum debt covenant requirements for debt service coverage ratio (DSCR).

*	All investments and other assets are pledged as collateral on the credit facility.

SOFR Secured Overnight Financing Rate.